Basis of Presentation and Significant Accounting Policies (Details 6) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 02, 2012	Nov. 27, 2011	Nov. 28, 2010
Foreign Currency
Foreign currency transaction losses	$ 0.4	$ 0.7	$ 4.2
Checks Issued In Excess of Related Bank Account Balances
Book overdrafts included in accounts payable	$ 8.9	$ 12.4
Minimum
Supply Agreements
Term of customer supply agreements	2 years
Maximum
Supply Agreements
Term of customer supply agreements	5 years